UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10575

ALLIANCE CALIFORNIA MUNICIPAL INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2012

Date of reporting period: July 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

Alliance California Municipal Income Fund

Portfolio of Investments

July 31, 2012 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 159.0%
Long-Term Municipal Bonds - 159.0%
California - 154.4%
Assn Bay Area Govt CA Non-prof (Bijou Woods Apts)
Series 01A
5.30%, 12/01/31	$2,735	$2,736,887
Banning CA Util Auth Wtr
NPFGC-RE Series 05
5.25%, 11/01/30	1,850	1,971,305
Beaumont CA Fing Auth
AMBAC Series C
5.00%, 9/01/26	755	763,245
Bellflower CA Redev Agy MFHR (Bellflower Terrace Apts)
Series 02A
5.50%, 6/01/35	3,000	3,063,030
California Dept Wtr Res Pwr
Series 2010L
5.00%, 5/01/22	3,430	4,231,214
California Econ Recovery (California Econ Rec Spl Tax)
Series 2009A
5.25%, 7/01/21	1,465	1,807,048
California Ed Fac Auth (California Lutheran Univ)
Series 04C
5.00%, 10/01/24	1,125	1,163,104
California Ed Fac Auth (Pepperdine University)
5.00%, 9/01/27	1,125	1,369,688
California Ed Fac Auth (Univ of The Pacific)
5.00%, 11/01/21	260	284,120
California GO
5.25%, 4/01/30	175	175,536
5.30%, 4/01/29 (Pre-refunded/ETM)	1,000	1,083,130
Series 03
5.25%, 2/01/24	1,500	1,572,750
California Hlth Fac Fin Auth
AMBAC Series 03C
5.00%, 8/15/22 (Pre-refunded/ETM)	1,695	1,778,580
California Hlth Fac Fin Auth (Cottage Healthcare Sys)
NPFGC Series 03B
5.00%, 11/01/23	2,770	2,820,359
California Pub Wks Brd (CA Lease Richmond Lab)
XLCA Series 05B
5.00%, 11/01/30	3,500	3,630,130
California Pub Wks Brd (Univ of California Lease)
Series 2011A
5.25%, 12/01/26	6,000	7,270,500
California Statewide CDA (Bentley School)
Zero Coupon, 7/01/50	7,420	339,984
7.00%, 7/01/40	2,625	2,849,543

	Principal Amount (000)	U.S. $ Value
California Statewide CDA (Kaiser Permanente)
Series 02
5.50%, 11/01/32	4,000	4,021,760
Coast CA CCD GO
AGM Series 06B
5.00%, 8/01/23-8/21/24 (a)	6,000	6,881,194
Fontana CA CFD #22 (Fontana CA CFD #22 Sierra Hills South)
Series 04
5.85%, 9/01/25	2,000	2,049,320
Fullerton CA Redev Agy
RADIAN
5.00%, 4/01/21	2,050	2,198,420
Golden St Tobacco Sec CA
XLCA Series 03B
5.50%, 6/01/33 (Pre-refunded/ETM)	1,000	1,043,640
Grossmont-Cuyamaca CCD CA GO
AGC
5.00%, 8/01/22-8/01/23 (a)	6,000	6,998,180
La Quinta CA Fin Auth (La Quinta CA Local Agy Pool)
AMBAC Series 04A
5.25%, 9/01/24	3,000	3,125,670
Long Beach CA Bond Fin Auth (Long Beach CA Lease Aquarium)
5.00%, 11/01/27	3,500	4,058,250
Los Angeles CA CCD GO
Series F-1
5.00%, 8/01/28	4,200	4,880,106
Los Angeles CA Cmnty Redev Agy (Los Angeles CA CRA Bunker Hill)
Series 04L
5.00%, 3/01/18	1,000	1,004,140
Los Angeles CA Cmnty Redev Agy (Los Angeles CA CRA Grand Ctrl)
AMBAC Series 02
5.375%, 12/01/26	6,635	6,643,692
Los Angeles CA Dept Arpts (Los Angeles Intl Airport)
5.00%, 5/15/26	1,500	1,766,010
Series 2009A
5.25%, 5/15/29	1,700	1,973,853
Series A
5.00%, 5/15/27	1,440	1,684,253
Los Angeles CA GO
Series 2012A
5.00%, 9/01/23	6,000	7,381,020
Los Angeles CA Harbor Dept
5.00%, 8/01/26	5,550	6,516,976
Los Angeles CA Wstwtr Sys
5.00%, 6/01/26	8,000	9,401,200
Los Angeles Cnty CA Met Trnsp Auth (Los Angeles Cnty CA Mta Sales Tax)
5.00%, 7/01/25	6,700	7,957,992
Marin CA Muni Wtr Dist
Series 2012A
5.00%, 7/01/25-7/01/26	2,000	2,497,230

	Principal Amount (000)	U.S. $ Value
Met Wtr Dist Southern CA Wtr
Series 2012A
5.00%, 10/01/24-10/01/25	4,545	5,759,076
Mount Diablo CA USD GO
Series 2012B-2
5.00%, 7/01/27	3,500	4,079,880
Norco CA Redev Agy (Norco CA Redev Agy Proj #1)
Series 2010
5.875%, 3/01/32	420	450,034
6.00%, 3/01/36	325	348,452
Pomona CA COP
AMBAC Series 03
5.50%, 6/01/34	1,490	1,548,319
Port of Oakland CA
Series L
5.375%, 11/01/27 (Pre-refunded/ETM)	555	561,499
NPFGC-RE Series 2002L
5.375%, 11/01/27	4,445	4,483,760
Richmond CA Cmnty Redev Agy (Richmond CA Merged Proj Areas)
Series 2010A
5.75%, 9/01/24-9/01/25	530	588,460
6.00%, 9/01/30	370	402,523
Riverside CA CCD GO
NPFGC Series C
5.00%, 8/01/25	455	520,970
Salinas Vly CA Solid Wst
AMBAC Series 02
5.25%, 8/01/31	3,930	3,940,100
San Diego CA CCD GO
5.00%, 8/01/27	4,000	4,903,320
San Diego CA Pub Fac Fin Auth (San Diego CA Lease)
Series 2010A
5.10%, 9/01/29	2,360	2,606,148
San Diego CA USD GO
NPFGC Series 04E-1
5.00%, 7/01/23-7/01/24	2,000	2,171,750
San Diego Cnty CA Regl Trnsp Commn
Series 2012A
5.00%, 4/01/26-4/01/28	8,115	9,878,397
San Diego Cnty CA Wtr Auth
AGM Series 08A
5.00%, 5/01/25	3,140	3,575,549
San Francisco City/Cnty CA Arpt Commn
NPFGC-RE Series 03
5.125%, 5/01/19 (Pre-refunded/ETM)	1,000	1,036,690
San Francisco City/Cnty CA Pub Util Wtr
Series 2012C
5.00%, 11/01/26	7,650	9,243,112
San Francisco City/Cnty CA USD GO
5.00%, 6/15/27	3,430	3,961,993
Southern CA Pub Pwr Auth (Los Angeles CA Dept W&P Pwr)
5.25%, 7/01/25	4,000	4,913,200
Series 2010 PJ-1
5.00%, 7/01/27	2,525	2,953,290

	Principal Amount (000)	U.S. $ Value
Torrance CA COP (Torrance CA COP Pub Impt)
AMBAC Series 04A
5.00%, 6/01/24	2,275	2,386,771
AMBAC Series 05B
5.00%, 6/01/24	665	698,037
Univ of California
Series 2012G
5.00%, 5/15/27 (b)	2,000	2,421,820
Upper Santa Clara VY CA JT Pwr
Series 2011A
5.00%, 8/01/23	3,385	4,157,728

		198,583,937

Nevada - 1.7%
Henderson NV LID # T-14
AGM Series A
5.00%, 3/01/18	2,035	2,211,333

Ohio - 0.3%
Columbiana Cnty Port Auth OH (Apex Environmental LLC)
Series 04A
7.125%, 8/01/25 (c)(d)	500	400,735

Puerto Rico - 2.6%
Puerto Rico GO
Series 01A
5.50%, 7/01/19	500	565,815
Series 04A
5.25%, 7/01/19	900	957,186
Series 06A
5.25%, 7/01/22	500	540,830
Puerto Rico Govt Dev Bank
Series 06B
5.00%, 12/01/15	500	543,165
Puerto Rico Pub Bldgs Auth (Puerto Rico GO)
Series N
5.50%, 7/01/22	700	758,702

		3,365,698

Total Municipal Obligations (cost $193,622,682)		204,561,703

	Shares
SHORT-TERM INVESTMENTS - 4.6%
Investment Companies - 4.6%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.15% (e) (cost $5,902,323)	5,902,323	5,902,323

U.S. $ Value
Total Investments - 163.6% (cost $199,525,005) (f)	210,464,026
Other assets less liabilities - (7.2)%	(9,263,240)
Preferred Shares at liquidation value - (56.4)%	(72,550,000)

Net Assets Applicable to Common Shareholders - 100.0% (g)	$128,650,786

INTEREST RATE SWAP CONTRACTS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Merrill Lynch Capital Services, Inc.	$2,300	10/21/16	SIFMA	*	4.129%	$354,847

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(b)	When-Issued or delayed delivery security.
(c)	Fair valued.
(d)	Illiquid security.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	As of July 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $11,425,662 and gross unrealized depreciation of investments was $(486,641), resulting in net unrealized appreciation of $10,939,021.
(g)	Portfolio percentages are calculated based on net assets applicable to common shareholders.

As of July 31, 2012, the Fund held 47.0% of net assets in insured bonds (of this amount 6.4% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CCD	-	Community College District
CDA	-	Community Development Authority
CFD	-	Community Facilities District
COP	-	Certificate of Participation
CRA	-	Community Redevelopment Agency
ETM	-	Escrowed to Maturity
GO	-	General Obligation
LID	-	Local Improvement District
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
RADIAN	-	Radian Asset Assurance Inc.
USD	-	Unified School District
XLCA	-	XL Capital Assurance Inc.

Alliance California Municipal Income Fund

July 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2012:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$198,158,876		$6,402,827		$204,561,703
Short-Term Investments		5,902,323		– 0	–	– 0	–	5,902,323

Total Investments in Securities		5,902,323		198,158,876		6,402,827		210,464,026
Other Financial Instruments*:
Assets:
Interest Rate Swap Contracts		– 0	–	– 0	–	354,847		354,847
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total		$5,902,323		$198,158,876		$6,757,674		$210,818,873

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Long-Term Municipal Bonds		Interest Rate Swap Contracts		Total
Balance as of 10/31/11	$4,840,018		$(414,248)		$4,425,770
Accrued discounts/(premiums)	159,006		– 0	–	159,006
Realized gain (loss)	15,328		(981,478)		(966,150)
Change in unrealized appreciation/depreciation	761,551		769,095		1,530,646
Purchases	– 0	–	879,774		879,774
Sales	(47,042)		– 0	–	(47,042)
Settlements	– 0	–	101,704		101,704
Transfers in to Level 3	673,966		– 0	–	673,966
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 7/31/12^	$6,402,827		$354,847		$6,757,674

Net change in unrealized appreciation/depreciation from Investments held as of 7/31/12	$761,551		$11,175		$772,726

^	There were di minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s material categories of Level 3 investments at July 31, 2012:

	Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 7/31/2012	Valuation Technique	Unobservable Input	Range
Long-Term Municipal Bonds	$6,402,827	Broker Quotes	Yield	4.59-9.869%

Corporate, Government, Agency, and Municipal Securities

The significant unobservable inputs used in the fair value measurement of the Fund’s Corporate, Government, Agency, and Municipal Securities are non-agency quality ratings, spreads on non-rated instrument, and yields on non-rated instruments. On non-evaluated assets, broker quotes are used when other market information not available to produce an evaluation and are considered non-observable. Generally, an increase in spreads or a decrease in yields leads to an inverse move in the price of the assets. A decrease in rating or absence of a rating is accompanied by a directionally opposite change in price.

The significant unobservable inputs used in the fair value measurement of the Fund’s Private Corporate and Asset Backed Securities are the spread over the public curve as well as the spreads or yields on non-rated instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Alliance California Municipal Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 24, 2012

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	September 24, 2012